UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	105 East First Street
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	April 20, 1999

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----

AMERICAN INTL GROUP		COM		     026874107  1203	     9972      SH        SOLE
AMERICA ONLINE		    	COM 	     02364J104   929	     6343      SH        SOLE
AMERICAN EXPRESS		   COM		     025816109   899      7647      SH        SOLE
BANK OF AMERICA			   COM		     06605F102   555      7860      SH        SOLE
BEST BUY CO.			      COM		     086516101   773     14864      SH        SOLE
BELL ATLANTIC			     COM		     077853109   745     14415      SH        SOLE
BANK OF NEW YORK		   COM		     064057102  1052     29284      SH        SOLE
BRISTOL MYERS			     COM		     110122108   770     12008      SH        SOLE
CITIGROUP			         COM		     172967101   624      9766      SH        SOLE
CARDINAL HEALTH			   COM		     14149Y108   374      5663      SH        SOLE
COSTCO COMPANIES		   COM		     22160Q102   215      2343      SH        SOLE
COMPAQ 				          COM		     204493100   426     13423      SH        SOLE
CISCO SYSTEMS			     COM		     17275R102  1147     10468      SH        SOLE
DELL COMPUTER			     COM		     247025109  1210     29612      SH        SOLE
DAYTON HUDSON 			    COM		     239753106  1567     23523      SH        SOLE
DISNEY, WALT CO			   COM		     254687106   614     19611      SH        SOLE
FORD MOTOR CO.			    COM		     345370100   709     12510      SH        SOLE
FANNIE MAE			        COM		     313586109   809     11686      SH        SOLE
FREDDIE MAC			       COM		     313400301   569      9969      SH        SOLE
GENERAL ELECTRIC		   COM		     369604103   844      7632      SH        SOLE
GENERAL MOTORS			    COM		     370442105   256      2943      SH        SOLE
HOUSEHOLD INTL.			   COM		     441815107   618     13548      SH        SOLE
INTL. BUS MACHINES		 COM		     459200101  1493      8421      SH        SOLE
INTEL CORP.			       COM		     458140100  1018      8543      SH        SOLE
THE COCA COLA CO.		  COM		     191216100   634     10330      SH        SOLE
LUCENT TECHNOLOGIES		COM		     549463107   798      7391      SH        SOLE
PHILIP MORRIS CO		   COM		     718154107   541     15362      SH        SOLE
MERCK & CO.			       COM		     589331107  1160     14480      SH        SOLE
MICROSOFT CORP.			   COM		     594918104  1319     14722      SH        SOLE
PFIZER CORP.			      COM		     717081103   830      5984      SH        SOLE
PROCTER & GAMBLE		   COM		     742718109   805      8221      SH        SOLE
RELIANT ENERGY			    COM		     75952J108   476     18278      SH        SOLE
SOUTHERN CO.			      COM		     842587107   416     17831      SH        SOLE
STAPLES INC.			      COM		     855030102   244      7435      SH        SOLE
AT & T CORP.			      COM		     001957109   715      8955      SH        SOLE
US WEST				          COM		     91273H101   610     11074      SH        SOLE
WARNER LAMBERT CO.		 COM 	     934488107   412      6222      SH        SOLE
WALMART				          COM		     931142103  1027     11120      SH        SOLE
EXXON CORP.			       COM		     302290101   642      9093      SH        SOLE
XEROX CORP.			       COM	     	984121103   679     13018      SH        SOLE